Income Taxes (The Federal Statutory Income Tax Rate Differs From Our Effective Tax Rate) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Provision for federal income taxes expected at 34% statutory rate	$ (6,355)	$ (18,083)
Increase (reduction) resulting from:
Tax on global activities	2	38
State income taxes, less federal income tax benefit	(287)	(518)
Exempt interest	728	0
Change in valuation allowance	3,507	0
Goodwill impairment loss	57	15,615
Prior year true up	(715)	(33)
Other	25	12
Benefit from income taxes	$ (3,038)	$ (2,969)